Restatement of Previously Issued Financial Statements - Balance sheet (Details) - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Nov. 30, 2020	Aug. 31, 2020	Aug. 16, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Public warrants outstanding	17,250,000	17,250,000	17,250,000
Private placement warrants outstanding	9,900,000	9,900,000	9,900,000
Total assets	$ 347,610,494	$ 346,562,390	$ 347,610,494
Liabilities and Stockholders? Equity:
Total current liabilities	985,396	7,611,979	985,396
Deferred underwriting commissions	12,075,000		12,075,000
Stock warrant liabilities	42,283,500	51,444,000	42,283,500
Total liabilities	55,343,896	71,130,979	55,343,896
Class A common stock, $0.0001 par value; 28,726,659 shares subject to possible redemption at $10.00 per share	287,266,590	270,431,410	287,266,590
Stockholders? Equity:
Preferred stock- $0.0001 par value
Additional paid-in-capital	22,829,882	39,664,893	22,829,882
Accumulated deficit	(17,831,314)	(34,666,501)	(17,831,314)
Total stockholders' equity	5,000,008	5,000,001	5,000,008	$ 5,000,007
Total Liabilities and Stockholders' Equity	$ 347,610,494	$ 346,562,390	$ 347,610,494
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption par value (in Dollars per share)	$ 0.0001		$ 0.0001
Class A common stock
Stockholders? Equity:
Common stock	$ 577	$ 746	$ 577
Total stockholders' equity	$ 577		$ 577				$ 0
Common stock subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Class B common stock
Stockholders? Equity:
Common stock	$ 863	$ 863	$ 863
Total stockholders' equity	$ 863		$ 863				$ 0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Restatement of warrants as derivative liabilities | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 347,610,494		$ 347,610,494
Liabilities and Stockholders? Equity:
Total current liabilities	985,396		985,396
Deferred underwriting commissions	12,075,000		12,075,000
Total liabilities	13,060,396		13,060,396
Class A common stock, $0.0001 par value; 28,726,659 shares subject to possible redemption at $10.00 per share	329,550,090		329,550,090
Stockholders? Equity:
Additional paid-in-capital	5,698,473		5,698,473
Accumulated deficit	(699,482)		(699,482)
Total stockholders' equity	5,000,008		5,000,008
Total Liabilities and Stockholders' Equity	347,610,494		347,610,494
Restatement of warrants as derivative liabilities | Restatement Adjustment
Liabilities and Stockholders? Equity:
Stock warrant liabilities	42,283,500		42,283,500
Total liabilities	42,283,500		42,283,500
Class A common stock, $0.0001 par value; 28,726,659 shares subject to possible redemption at $10.00 per share	(42,283,500)		(42,283,500)
Stockholders? Equity:
Additional paid-in-capital	17,131,409		17,131,409
Accumulated deficit	(17,131,832)		(17,131,832)
Restatement of warrants as derivative liabilities | Class A common stock | As Previously Reported
Stockholders? Equity:
Common stock	154		154
Restatement of warrants as derivative liabilities | Class A common stock | Restatement Adjustment
Stockholders? Equity:
Common stock	423		423
Restatement of warrants as derivative liabilities | Class B common stock | As Previously Reported
Stockholders? Equity:
Common stock	$ 863		$ 863